Note 18 - Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Contingencies Disclosure [Text Block]
18.	CONTINGENCIES

Legal Proceedings

The Company is involved in several litigation matters relating to its intellectual property, as detailed below. While the Company cannot make any assurances regarding the eventual resolution of these matters, the Company does not believe at this time that the final outcomes will have a material adverse effect on its consolidated results of operations or financial condition.

O
2
Micro, Inc. v. Texas Instruments Japan Limited.
In
November
2013,
the Company filed a patent infringement suit against Texas Instruments Japan Limited (“Texas Instrument”) in the Civil Division of the Tokyo District Court. The matter was closed in
August
2016
with the Court finding no infringement by the defendant on the Japanese patent in question, and the Company electing not to file an appeal.

O
2
Micro (China) Co., Ltd. v. Legendsec Information Technology (Beijing) Inc., et al., Chengdu Intermediate Court, China.
The Company filed a trade secret infringement suit against Yunfeng Li, Chengdu Feitong Technology Co., Ltd. and Legendsec Information Technology (Beijing) Inc. (“Legendsec”) in Chengdu Intermediate Court on
August
18,
2014,
requesting the
three
defendants to stop the infringement actions and claim for compensatory damages.  Four hearings have been held since
October
2014.
  O
2
Micro (China) and Yunfeng Li reached and signed a settlement agreement on
December
29,
2016
and the case has been withdrawn. The matter is now closed.

O
2
Micro (China) Co., Ltd. v. Legendsec Information Technology (Beijing) Inc., Beijing Haidian District People's Court, China.
The Company filed a copyright infringement suit against Legendsec Information Technology (Beijing) Inc. in Beijing Haidian District People's Court on
November
19,
2014,
requesting the defendant to stop the infringement actions and claim for compensatory damages. The first
hearing was held on
March
16,
2015.
The
second
hearing was held on
April
22,
2015.
The
third
hearing was held on
May
19,
2015.
The Court made a judgment to reject the Company’s claim on
July
3,
2015.
The Company appealed to Beijing Intellectual Property Court on
July
14,
2015.
The
first
hearing of the
second
trial was held on
December
23,
2015.
The Court made a final judgment to reject the Company’s appeal and sustain the original judgment on
February
26,
2016.
The matter is now closed.

O
2
Micro (China) Co., Ltd. v. Nanjing AnalogChipTech Semiconductor Co., Ltd.,et al., Nanjing Intermediate Court, China.
The Company filed a patent infringement suit against Nanjing AnalogChipTech Semiconductor Co., Ltd., and Nantong Minghui Power Tools Co., Ltd. in Nanjing Intermediate Court on
October
29,
2015,
requesting
two
defendants to stop the infringement action, destroy the infringing products and claim for compensatory damages. The first
hearing was held on
January
18,
2016.
All parties reached and signed a settlement agreement on
January
18,
2016
and this case is now closed.

O
2
Micro (China) Co., Ltd. v. Nanjing AnalogChipTech Semiconductor Co, Ltd.,et al., Nanjing Intermediate Court, China.
The Company filed a trade secret infringement suit against Xiaohu Tang and Nanjing AnalogChipTech Semiconductor Co., Ltd. in Nanjing Intermediate Court on
October
29,
2015,
requesting
two
defendants to stop the infringement action, destroy the infringing products and claim for compensatory damages. The first
hearing was held on
January
11,
2016.
All parties reached and signed a settlement agreement on
January
18,
2016
and this case is now closed.

The Company received
$23,000,
$0,
and
$$75,000
litigation income in relation to litigation cases in China or the United States for the years ended
December
31,
2016,
2015,
and
2014,
respectively. The Company subsequently received
$19,000
litigation income in relation to litigation cases in China in
January
2017.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may
be in various jurisdictions and
may
involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not expected to have a material adverse effect on its consolidated financial position or results of operations. No assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company’s financial position or its results of operations.
No
provision for any litigation has been provided as of
December
31,
2016
and
2015.